Earnings per Share Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net (Loss) Earnings	$ 39.1	$ 55.3	$ (424.3)	$ 92.0	$ 101.1
Weighted Average Number of Shares Outstanding, Basic	34.3	34.3
Stock appreciation rights	0.1	0
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4
Earnings Per Share, Basic	$ 1.14	$ 1.61
Earnings Per Share, Diluted	$ 1.13	$ 1.61